Financial Information of Parent Company - Schedule of Balance Sheet (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 2	$ 2
Amount due from subsidiaries	23,824	16,294
Other current assets	4,111	110
Total current assets	27,937	16,406
Property and equipment, net	24,278
Total assets	52,215	16,406
Current liabilities
Accrued expenses and other current liabilities	350	4,557
Amount due to subsidiaries	28,577
Investment deficit in subsidiaries	12,361
Total liabilities	41,288	4,557
Equity
Ordinary shares ($0.04 par value; 900,000,000 shares authorized; 4,525,643 and 15,639,877 shares issued as of December 31, 2023 and 2024, respectively; 4,474,836 and 14,332,648 shares outstanding as of December 31, 2023 and 2024, respectively)	575	181
Additional paid-in capital	311,740	298,750
Treasury shares (24,818 and 1,307,229 shares as of December 31, 2023 and 2024)	(1,517)	(1,148)
Deferred share compensation	(814)
Accumulated deficits	(332,464)	(318,813)
Accumulated other comprehensive income	33,407	32,879
Total equity	10,927	11,849
TOTAL LIABILITIES AND EQUITY	$ 52,215	$ 16,406